OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2016	2015
	$	$

Prepaid expenses	304	176
Advances to suppliers	245	-
Government institutions	708	780
Others	1,243	243

	2,500	1,199